Trade and Other Payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 5,480	£ 8,214
Other taxation and social security	19,006	17,202
Other liabilities	6,040	4,532
Accruals	55,195	63,862
Deferred income	5,438	4,442
Total trade and other payables	91,159	98,252
Deferred income recognized during the period	3,300	3,700
Deferred income	£ 5,400
Deferred income from companies acquired		£ 0